Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Share-Based Compensation Expense under 2009 Option Plan

The following table sets forth the total share-based compensation expense under the 2009 Option Plan as amended and the share-based compensation expense related to the shares of AVG that the former owners of TuneUp will receive subject to their non-competition and other vesting conditions (Note 3) recognized in the consolidated statements of comprehensive income.

	Year Ended December 31,
	2011	2012	2013
Cost of revenue	$(21)	$—	$(40)
Research and development	(1,116)	(1,652)	(1,013)
Sales and marketing	(949)	(2,036)	(1,172)
General and administrative	(4,310)	(12,495)	(6,702)

Total	$(6,396)	$(16,183)	$(8,927)

Stock Option Activity

The following table summarizes share option activity:

	Number of Share Options Outstanding	Weighted- Average Exercise	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value(1)
Outstanding—January 1, 2013	3,282,586	$16.40	8.35	$4,377
Granted	1,519,080	19.77
Cancelled	—	—
Exercised	(686,528)	13.27
Expired	(100,614)	21.26
Forfeited	(924,999)	17.62
Repurchased	(100,916)	15.89

Outstanding—December 31, 2013	2,988,609	18.31	8.45	$22,152

Vested and expected to vest—December 31, 2013	2,893,557	18.26	8.42	$21,581
Exercisable—December 31, 2013	1,147,232	16.50	7.50	$10,573

(1)	Intrinsic value is calculated as the difference between the fair value of AVG’s ordinary shares as of the end of each reporting period and the exercise price of the option.

Additional Information Regarding Company's Share Option Outstanding

Additional information regarding the Company’s share options outstanding as of December 31, 2013 is summarized below:

	Options Outstanding
Strike Price	Number of Share Options Outstanding	Weighted-Average Remaining Life (Years)	Weighted-Average Exercise Price Per Share
$0.01—$5.00	—	—	$—
$5.00—$12.00	132,086	5.44	7.69
$12.00—$20.00	1,809,483	8.52	15.86
$20.00—$25.00	1,047,040	8.71	23.88

Total	2,988,609	8.45	$18.31

Summary of Weighted Average Assumptions

A summary of the weighted-average assumptions is as follows:

	Year Ended December 31,
	2011	2012	2013
Risk free interest rate	1.54%	0.65%	0.83%
Weighted-average expected lives (years)	4.0	4.1	4.0
Volatility	40.13%	39.86%	36.71%
Dividend Yield	0.00%	0.00%	0.00%

Weighted-average grant date fair value (per share)	6.03	5.29	5.91
Value Granted (total)	$6,381	$10,622	$8,979
Number granted in year	1,058,161	2,007,851	1,519,080

Summary of Restriced Stock Units Activity

The following table summarizes restricted stock units activity:

	Number of restricted stock units outstanding	Weighted- average ordinary fair value per share at grant date
Outstanding—January 1, 2013	—	$—
Granted	850,000	19.12
Paid	—	—
Forfeited	(150,000)	13.26

Outstanding—December 31, 2013	700,000	$20.38

Market Restricted Stock Units
Summary of Restriced Stock Units Activity

The following table summarizes market restricted stock units activity:

	Number of market restricted stock units outstanding	Weighted-average ordinary fair value per share at grant date
Outstanding—January 1, 2013	—	$—
Granted	100,000	5.56
Paid	—	—
Forfeited	—	—

Outstanding—December 31, 2013	100,000	$5.56